UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio           New York, New York            August 14, 2009
--------------------        ------------------------       ---------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $627,260
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No. Form 13F File Number      Name

1.  028-10683                 Marathon Global Equity Master Fund, Ltd.

2.  028-11614                 Marathon Special Opportunity Master Fund, Ltd.

3.  028-12819                 Marathon Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                   Marathon Asset Management, LLC
                                                            June 30, 2009

COLUMN 1                          COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6     COL 7       COLUMN 8

                                                            VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000) PRN AMT    PRN CALL  DISCRETION   MNGRS SOLE       SHARED NONE
--------------                --------------     -----      ------- -------    --- ----  ----------   ----- ----       ------ ----
3M CO                         COM               88579Y101    2,554     42,500      CALL  SHARED           2     42,500  0      0
3M CO                         COM               88579Y101    2,554     42,500      PUT   SHARED           2     42,500  0      0
BANK OF AMERICA CORPORATION   COM               60505104    13,209  1,000,671  SH        SHARED           2  1,000,671  0      0
BLOCKBUSTER INC               CL A              93679108     1,299  1,967,688  SH        SHARED           2  1,967,688  0      0
CHEVRON CORP NEW              COM               166764100      398      6,015  SH        SHARED           2      6,015  0      0
CHEVRON CORP NEW              COM               166764100    2,610     39,400      CALL  SHARED           2     39,400  0      0
CHEVRON CORP NEW              COM               166764100    2,610     39,400      PUT   SHARED           2     39,400  0      0
CONTINENTAL AIRLS INC         CL B              210795308      607     68,500  SH        SOLE           NONE    68,500  0      0
CONTINENTAL AIRLS INC         CL B              210795308    1,608    181,500  SH        SHARED           2    181,500  0      0
DELTA AIR LINES INC DEL       COM NEW           247361702    2,323    401,161  SH        SHARED           2    401,161  0      0
DIAMONDS TR                   UNIT SER 1        252787106    6,548     77,347  SH        SHARED           2     77,347  0      0
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102      447     83,019  SH        SHARED           2     83,019  0      0
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102    5,071    940,810  SH        SHARED           3    940,810  0      0
EXXON MOBIL CORP              COM               30231G102    1,084     15,505  SH        SHARED           2     15,505  0      0
EXXON MOBIL CORP              COM               30231G102    3,181     45,500      CALL  SHARED           2     45,500  0      0
EXXON MOBIL CORP              COM               30231G102    3,181     45,500      PUT   SHARED           2     45,500  0      0
FLAGSTONE REINSURANCE HLDGS   SHS               G3529T105   51,770  5,026,196  SH        SHARED           2  5,026,196  0      0
GEORGIA GULF CORP             COM PAR $0.01     373200203      274    427,406  SH        SOLE           NONE   427,406  0      0
GEORGIA GULF CORP             COM PAR $0.01     373200203      366    572,594  SH        SHARED           2    572,594  0      0
GOLDMAN SACHS GROUP INC       COM               38141G104    1,784     12,100      CALL  SOLE           NONE    12,100  0      0
GOLDMAN SACHS GROUP INC       COM               38141G104    8,537     57,900      CALL  SHARED           2     57,900  0      0
GOLDMAN SACHS GROUP INC       COM               38141G104   41,136    279,000      PUT   SOLE           NONE   279,000  0      0
INTERNATIONAL BUSINESS MACHS  COM               459200101    4,229     40,500      CALL  SHARED           2     40,500  0      0
INTERNATIONAL BUSINESS MACHS  COM               459200101    4,229     40,500      PUT   SHARED           2     40,500  0      0
ISHARES TR                    DJ US REAL EST    464287739    1,945     60,000  SH        SOLE           NONE    60,000  0      0
JOHNSON & JOHNSON             COM               478160104    2,363     41,600      CALL  SHARED           2     41,600  0      0
JOHNSON & JOHNSON             COM               478160104    2,363     41,600      PUT   SHARED           2     41,600  0      0
JPMORGAN CHASE & CO           COM               46625H100    2,968     87,000      CALL  SOLE           NONE    87,000  0      0
JPMORGAN CHASE & CO           COM               46625H100   14,087    413,000      CALL  SHARED           2    413,000  0      0
MACYS INC                     COM               55616P104   15,523  1,320,000      PUT   SOLE           NONE 1,320,000  0      0
MCDONALDS CORP                COM               580135101      299      5,200  SH        SHARED           2      5,200  0      0
MCDONALDS CORP                COM               580135101    2,420     42,100      CALL  SHARED           2     42,100  0      0
MCDONALDS CORP                COM               580135101    2,420     42,100      PUT   SHARED           2     42,100  0      0
METROGAS INC                  SPON ADR B        591673207       90     57,872  SH        SHARED           3     57,872  0      0
MORGAN STANLEY                COM NEW           617446448    1,311     46,000      CALL  SOLE           NONE    46,000  0      0
MORGAN STANLEY                COM NEW           617446448    6,244    219,000      CALL  SHARED           2    219,000  0      0
NORFOLK SOUTHERN CORP         COM               655844108   12,469    331,000      PUT   SOLE           NONE   331,000  0      0
OMNICOM GROUP INC             COM               681919106    6,316    200,000      PUT   SHARED           2    200,000  0      0
OWENS CORNING NEW             *W EXP 10/30/201  690742127       69    137,126  SH        SHARED           2    137,126  0      0
PACER INTL INC TENN           COM               69373H106      290    130,076  SH        SHARED           2    130,076  0      0
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104    5,457    150,000      PUT   SHARED           2    150,000  0      0
PROCTER & GAMBLE CO           COM               742718109      516     10,105  SH        SHARED           2     10,105  0      0
PROCTER & GAMBLE CO           COM               742718109    2,110     41,300      CALL  SHARED           2     41,300  0      0
PROCTER & GAMBLE CO           COM               742718109    2,110     41,300      PUT   SHARED           2     41,300  0      0
PROSHARES TR                  PSHS REAL ESTAT   74347R552      984     50,000  SH        SOLE           NONE    50,000  0      0
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    1,268     24,900  SH        SOLE           NONE    24,900  0      0
SPDR TR                       UNIT SER 1        78462F103      644      7,000  SH        SOLE           NONE     7,000  0      0
SPDR TR                       UNIT SER 1        78462F103  331,020  3,600,000      PUT   SOLE           NONE 3,600,000  0      0
SUNTRUST BKS INC              COM               867914103   15,578    947,000      PUT   SOLE           NONE   947,000  0      0
UAL CORP                      COM NEW           902549807      417    130,653  SH        SOLE           NONE   130,653  0      0
UAL CORP                      COM NEW           902549807    2,148    673,486  SH        SHARED           2    673,486  0      0
UNITED TECHNOLOGIES CORP      COM               913017109    2,032     39,100      CALL  SHARED           2     39,100  0      0
UNITED TECHNOLOGIES CORP      COM               913017109    2,032     39,100      PUT   SHARED           2     39,100  0      0
VITRO SOCIEDAD ANONIMA        SPONSORED ADR     928502301       51     42,800  SH        SOLE           NONE    42,800  0      0
WAL MART STORES INC           COM               931142103    1,923     39,700      CALL  SHARED           2     39,700  0      0
WAL MART STORES INC           COM               931142103    1,923     39,700      PUT   SHARED           2     39,700  0      0
WELLS FARGO & CO NEW          COM               949746101   24,260  1,000,000      PUT   SOLE           NONE 1,000,000  0      0




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